SCHEDULE OF STOCK OPTION ACTIVITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Options Issued, Options outstanding, beginning balance	2,360,000	1,882,500
Weighted-Average Exercise Price, Options outstanding beginning balance	$ 1.00	$ 1.00
Options Issued, Granted	300,000	502,500
Weighted-Average Exercise Price, Granted	$ 3.00	$ 1.00
Options Issued, Canceled
Weighted-Average Exercise Price, Canceled
Options Issued, Exercised		(25,000)
Weighted-Average Exercise Price, Exercised		$ 1.00
Options Issued, Forfeited	(75,000)
Weighted-Average Exercise Price, Forfeited	$ 1.00
Options Issued, Options outstanding, ending balance	2,585,000	2,360,000
Weighted-Average Exercise Price, Options outstanding ending balance	$ 1.23	$ 1.00